Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	3/16/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-1

5. Collateral Summary	Collection Period, Begin:	8/1/2017

	Collection Period, End:	8/31/2017

6. Charge-Off and Delinquency Rates	Determination Date:	9/15/2017

7. Credit Instruments	Distribution Date:	9/20/2017

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13975NAA1	247,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13975NAB9	105,000,000.00	2,856,433.99	1.50000000	2,856,433.99	3,570.54	2,860,004.53	0.00	0.00	0.00
A-2b	13975NAH6	195,000,000.00	5,304,805.96	1.93056000	5,304,805.96	8,534.37	5,313,340.33	0.00	0.00	0.00
A-3	13975NAC7	242,000,000.00	242,000,000.00	1.73000000	14,952,502.87	348,883.33	15,301,386.20	0.00	0.00	227,047,497.13
A-4	13975NAD5	85,660,000.00	85,660,000.00	1.98000000	0.00	141,339.00	141,339.00	0.00	0.00	85,660,000.00
B	13975NAE3	38,360,000.00	38,360,000.00	2.67000000	0.00	85,351.00	85,351.00	0.00	0.00	38,360,000.00
C	13975NAF0	38,360,000.00	38,360,000.00	3.34000000	0.00	106,768.67	106,768.67	0.00	0.00	38,360,000.00
D	13975NAG8	39,900,000.00	39,900,000.00	4.03000000	0.00	133,997.50	133,997.50	0.00	0.00	39,900,000.00
Deal Totals		991,280,000.00	452,441,239.95		23,113,742.82	828,444.41	23,942,187.23	0.00	0.00	429,327,497.13

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	27.20413324	27.20413324	0.03400514	27.23813838	0.00000000	0.00000000
A-2b	27.20413313	27.20413313	0.04376600	27.24789913	0.00000000	0.00000000
A-3	1,000.00000000	61.78720194	1.44166665	63.22886860	0.00000000	938.21279806
A-4	1,000.00000000	0.00000000	1.65000000	1.65000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.22500000	2.22500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.78333342	2.78333342	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	3.35833333	3.35833333	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

Beginning Aggregate Note Pool Factor:	456.42123310
Ending Aggregate Note Pool Factor:	433.10416545

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	8/21/2017	9/19/2017	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	2,856,433.99	8/21/2017	9/19/2017	30/360	N/A	N/A	1.50000000	1.50000000	3,570.54
A-2b	5,304,805.96	8/21/2017	9/19/2017	Actual/360	1.23056000	0.70000000	N/A	1.93056000	8,534.37
A-3	242,000,000.00	8/21/2017	9/19/2017	30/360	N/A	N/A	1.73000000	1.73000000	348,883.33
A-4	85,660,000.00	8/21/2017	9/19/2017	30/360	N/A	N/A	1.98000000	1.98000000	141,339.00
B	38,360,000.00	8/21/2017	9/19/2017	30/360	N/A	N/A	2.67000000	2.67000000	85,351.00
C	38,360,000.00	8/21/2017	9/19/2017	30/360	N/A	N/A	3.34000000	3.34000000	106,768.67
D	39,900,000.00	8/21/2017	9/19/2017	30/360	N/A	N/A	4.03000000	4.03000000	133,997.50

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	3,570.54	0.00	3,570.54	0.00
A-2b	0.00	8,534.37	0.00	8,534.37	0.00
A-3	0.00	348,883.33	0.00	348,883.33	0.00
A-4	0.00	141,339.00	0.00	141,339.00	0.00
B	0.00	85,351.00	0.00	85,351.00	0.00
C	0.00	106,768.67	0.00	106,768.67	0.00
D	0.00	133,997.50	0.00	133,997.50	0.00
Deal Totals	0.00	828,444.41	0.00	828,444.41	0.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1
4. Collections and Distributions

Collections
Receipts During the Period	23,575,454.94
Administrative Purchase Payments	214,447.54
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	1,512,813.35
Other Fees or Expenses Paid	0.00
Total Collections	25,302,715.83

Beginning Reserve Account Balance	5,114,999.99
Total Available Amount	30,417,715.82

Distributions
Total Available Amount	30,417,715.82
Basic Servicing Fee	524,574.21
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	502,327.24
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	85,351.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	106,768.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	133,997.50
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	5,114,999.99
Noteholders' Regular Principal Distributable Amount	23,113,742.82
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	834,454.39

Supplemental Servicing Fees	154,045.95
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	59,100.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	64,704	40,032	38,797
Deal Totals	Aggregate Receivables Principal Balance	1,022,999,998.97	503,591,239.90	480,477,497.08
	Aggregate Receivables Face Amount	1,022,999,998.97	503,591,239.90	480,477,497.08

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	9.17000000	9.38983503	9.39912392	68.37	68.68	68.70	55.67	42.84	42.09

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.26%	1.28%	1.29%	1.41%	1.41%	1.24%	1.53%	1.39%	1.22%	1.18%	1.25%	1.29%	1.19%	1.55%	1.25%	1.39%	1.33%	1.27%	1.40%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	492,034,368.49	197	1,531,103.57	7,772.10	3.7341%	38,797	569	1.4666%
Preceding	514,768,714.96	165	1,200,834.09	7,277.78	2.7993%	40,032	507	1.2665%
Next Preceding	537,678,883.21	180	1,147,168.85	6,373.16	2.5603%	41,229	478	1.1594%
Third Preceding	561,869,253.57	154	1,076,022.63	6,987.16	2.2981%	Three Month Average		1.2975%
Four Month Average					2.8480%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,022,999,998.97	20,209,665.06	1.9755%	31 - 60 days	1,816	25,986,254.28	5.4084%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	459	6,052,370.12	1.2597%
with the prospectus for Capital Auto Receivables Asset Trust 2016-1 related to delinquencies,				91 - 120 days	109	1,279,783.63	0.2664%
charge-offs or uncollectible accounts.				> 120 days	1	13,184.42	0.0027%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	676	8,458,513.38
				Current Period	78	1,052,448.72
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	98	464,785.47
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	656	9,046,176.63
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,114,999.99	5,114,999.99	0.00	0.00	0.00	5,114,999.99	5,114,999.99

8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	31,719,998.97
Current Overcollateralization	51,149,999.95
Overcollateralization Target	51,149,999.95

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.01%	0.28%	0.38%	0.48%	0.62%	0.78%	0.85%	0.92%	1.01%	1.13%	1.30%	1.39%	1.09%	0.96%	1.15%	1.23%	1.22%	1.36%	1.53%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	10.40%	10.40%	10.40%	10.40%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	10.40%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%	14.85%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-1 will perform in the future.